VALUED ADVISERS TRUST

2960 N. Meridian St

Suite 300

Indianapolis, Indiana 46208

March 31, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	The Registration Statement of Valued Advisers Trust (“Trust”) (File Nos. 33-151672 and 811-22208) on Form N-1A with respect to the Golub Group Equity Fund (“Fund”), a series of the Trust.

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 14 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 15 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”). The Amendment, which is being filed pursuant to (1) the 1933 Act and Rule 485(a) thereunder, (2) the 1940 Act, and (3) Regulation S-T, is being filed for the purpose of conforming the Trust’s Registration Statement to the new requirements of Form N-1A, including those requirements relating to the summary prospectus.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace, Suite 119

Leawood, KS 66224

cc:	Carol Highsmith

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208